Cover	6 Months Ended
Mar. 31, 2026
Cover [Abstract]
Document Type	6-K/A
Amendment Flag	true
Amendment Description	Autozi Internet Technology (Global) Ltd. (the “Registrant”) is filing this Amendment No. 2 to its Report of Foreign Private Issuer on Form 6-K/A furnished on August 19, 2026 solely to: (i) include the unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity/(Deficit), which were omitted from the previously filed Form 6-K/A; and (ii) correct a minor numerical discrepancy of “1” in the Balance Sheets and the corresponding Note 9.
Document Period End Date	Mar. 31, 2026
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--09-30
Entity File Number	001-42255
Entity Registrant Name	Autozi Internet Technology (Global) Ltd.
Entity Central Index Key	0001959726
Entity Address, Address Line One	Room 204, Building A
Entity Address, Address Line Two	Intelligence Park No. 26 Yongtaizhuang North Road
Entity Address, Address Line Three	Haidian District
Entity Address, City or Town	Beijing
Entity Address, Country	CN